Profit Before Income Tax (Tables)	6 Months Ended
Jun. 30, 2024
Profit Before Income Tax [Abstract]
Schedule of Financial Statements, Profit Before Income Tax	In addition to the expenses disclosed in the notes to the financial statements, profit before income tax has been arrived at after charging the following material expenses:
	Six months ended June 30, 2023	Six months ended June 30, 2024
	RM	RM	USD
Legal and professional fees	1,473,823	3,531,157	748,571
Director’s fees	5,435,664	10,672,584	2,262,483